Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 59.7%
Aerospace & Defense - 0.9%
Howmet Aerospace, Inc.	44,913	$ 5,685,088
Northrop Grumman Corp.	2,038	993,056
Textron, Inc.	22,795	1,744,045
TransDigm Group, Inc.	3,368	4,558,049
		12,980,238
Air Freight & Logistics - 0.4%
FedEx Corp.	8,212	2,175,113
United Parcel Service, Inc., Class B	33,262	3,799,518
		5,974,631
Automobile Components - 0.1%
Aptiv PLC (A)	10,601	661,714
Automobiles - 1.2%
Tesla, Inc. (A)	42,479	17,187,003
Banks - 2.3%
Bank of America Corp.	209,039	9,678,506
Citigroup, Inc.	41,654	3,391,885
Fifth Third Bancorp	82,828	3,670,109
Truist Financial Corp.	92,235	4,392,231
U.S. Bancorp	54,244	2,591,778
Wells Fargo & Co.	109,459	8,625,369
		32,349,878
Beverages - 1.1%
Coca-Cola Co.	76,229	4,839,017
Keurig Dr. Pepper, Inc.	72,852	2,338,549
PepsiCo, Inc.	50,883	7,667,559
		14,845,125
Biotechnology - 1.4%
AbbVie, Inc.	52,445	9,644,636
Biogen, Inc. (A)	5,937	854,512
Neurocrine Biosciences, Inc. (A)	5,056	767,602
Regeneron Pharmaceuticals, Inc. (A)	5,671	3,816,470
Sarepta Therapeutics, Inc. (A)	2,457	279,410
Vertex Pharmaceuticals, Inc. (A)	8,515	3,931,205
		19,293,835
Broadline Retail - 2.9%
Amazon.com, Inc. (A)	172,672	41,040,681
Building Products - 0.9%
Carrier Global Corp.	50,291	3,288,025
Masco Corp.	28,242	2,239,026
Trane Technologies PLC	19,273	6,991,281
		12,518,332
Capital Markets - 1.4%
Ameriprise Financial, Inc.	6,261	3,401,977
Charles Schwab Corp.	48,956	4,049,640
CME Group, Inc.	20,770	4,912,520
Goldman Sachs Group, Inc.	7,479	4,789,552
KKR & Co., Inc.	11,750	1,963,073
		19,116,762
	Shares	Value
COMMON STOCKS (continued)
Chemicals - 1.0%
Dow, Inc.	63,828	$ 2,492,483
Linde PLC	14,933	6,661,910
LyondellBasell Industries NV, Class A	22,410	1,696,437
PPG Industries, Inc.	14,710	1,697,240
Sherwin-Williams Co.	2,212	792,250
		13,340,320
Communications Equipment - 0.2%
Arista Networks, Inc. (A)	16,726	1,927,337
Motorola Solutions, Inc.	2,786	1,307,331
		3,234,668
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	2,554	1,389,682
Consumer Finance - 0.3%
American Express Co.	9,104	2,890,065
Capital One Financial Corp.	6,235	1,270,132
		4,160,197
Consumer Staples Distribution & Retail - 0.3%
Costco Wholesale Corp.	4,451	4,361,446
Walmart, Inc.	3,194	313,523
		4,674,969
Diversified Telecommunication Services - 0.2%
AT&T, Inc.	129,218	3,066,343
Electric Utilities - 1.2%
Entergy Corp.	7,019	569,101
NextEra Energy, Inc.	93,156	6,666,243
NRG Energy, Inc.	3,539	362,535
PG&E Corp.	194,796	3,048,557
Southern Co.	79,686	6,689,640
		17,336,076
Electrical Equipment - 0.2%
AMETEK, Inc.	2,853	526,550
Eaton Corp. PLC	8,660	2,826,970
		3,353,520
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	5,116	757,015
Energy Equipment & Services - 0.2%
Baker Hughes Co.	51,150	2,362,107
Entertainment - 0.3%
Walt Disney Co.	32,324	3,654,551
Warner Music Group Corp., Class A	26,005	826,959
		4,481,510
Financial Services - 3.7%
Berkshire Hathaway, Inc., Class B (A)	26,490	12,415,068
Block, Inc. (A)	18,161	1,649,382
Corpay, Inc. (A)	10,857	4,130,980
Fidelity National Information Services, Inc.	52,954	4,314,162
Mastercard, Inc., Class A	27,052	15,025,492
Transamerica Funds

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Financial Services (continued)
Visa, Inc., Class A	40,325	$ 13,783,085
WEX, Inc. (A)	2,305	423,867
		51,742,036
Food Products - 0.4%
Mondelez International, Inc., Class A	92,608	5,370,338
Ground Transportation - 0.6%
CSX Corp.	108,168	3,555,482
Uber Technologies, Inc. (A)	63,938	4,274,255
Union Pacific Corp.	4,334	1,073,922
		8,903,659
Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	13,395	1,713,622
Baxter International, Inc.	14,641	476,711
Boston Scientific Corp. (A)	48,447	4,959,035
Edwards Lifesciences Corp. (A)	24,366	1,765,317
Medtronic PLC	52,290	4,748,978
Stryker Corp.	15,947	6,239,901
		19,903,564
Health Care Providers & Services - 1.3%
Cigna Group	8,791	2,586,400
HCA Healthcare, Inc.	2,665	879,210
Humana, Inc.	4,794	1,405,745
McKesson Corp.	2,168	1,289,418
UnitedHealth Group, Inc.	22,218	12,053,043
		18,213,816
Health Care REITs - 0.5%
Alexandria Real Estate Equities, Inc.	4,107	399,816
Ventas, Inc.	60,364	3,647,193
Welltower, Inc.	16,400	2,238,272
		6,285,281
Hotels, Restaurants & Leisure - 2.2%
Booking Holdings, Inc.	818	3,875,324
Carnival Corp. (A)	51,235	1,417,672
Chipotle Mexican Grill, Inc. (A)	73,161	4,268,944
DoorDash, Inc., Class A (A)	5,517	1,041,775
Expedia Group, Inc. (A)	13,070	2,234,317
Hilton Worldwide Holdings, Inc.	15,132	3,874,851
McDonald's Corp.	26,155	7,550,949
Royal Caribbean Cruises Ltd.	7,247	1,932,050
Yum! Brands, Inc.	30,162	3,936,141
		30,132,023
Household Durables - 0.1%
Lennar Corp., Class A	8,135	1,067,637
Household Products - 0.2%
Church & Dwight Co., Inc.	24,035	2,536,173
Independent Power & Renewable Electricity Producers - 0.1%
Vistra Corp.	5,652	949,706
Industrial Conglomerates - 0.4%
Honeywell International, Inc.	27,006	6,041,782
	Shares	Value
COMMON STOCKS (continued)
Industrial REITs - 0.2%
Prologis, Inc.	28,063	$ 3,346,513
Insurance - 1.1%
Aon PLC, Class A	11,644	4,317,828
Arthur J Gallagher & Co.	13,512	4,078,192
Chubb Ltd.	2,711	737,067
Progressive Corp.	24,293	5,986,767
		15,119,854
Interactive Media & Services - 4.4%
Alphabet, Inc., Class A	97,773	19,947,647
Alphabet, Inc., Class C	61,930	12,732,808
Meta Platforms, Inc., Class A	41,870	28,855,967
		61,536,422
IT Services - 0.4%
Accenture PLC, Class A	4,032	1,552,118
Cognizant Technology Solutions Corp., Class A	53,364	4,408,400
		5,960,518
Life Sciences Tools & Services - 0.7%
Danaher Corp.	4,209	937,513
Thermo Fisher Scientific, Inc.	13,951	8,339,210
		9,276,723
Machinery - 1.2%
Caterpillar, Inc.	7,770	2,886,089
Deere & Co.	12,947	6,170,022
Ingersoll Rand, Inc.	18,111	1,698,812
Otis Worldwide Corp.	41,125	3,924,148
PACCAR, Inc.	12,973	1,438,446
		16,117,517
Media - 0.5%
Charter Communications, Inc., Class A (A)	6,313	2,181,078
Comcast Corp., Class A	122,808	4,133,717
Sirius XM Holdings, Inc.	5,252	126,101
		6,440,896
Metals & Mining - 0.1%
Nucor Corp.	6,016	772,635
Multi-Utilities - 0.1%
Dominion Energy, Inc.	18,137	1,008,236
Oil, Gas & Consumable Fuels - 1.7%
ConocoPhillips	62,007	6,128,152
Diamondback Energy, Inc.	13,885	2,282,138
EOG Resources, Inc.	28,859	3,630,174
Exxon Mobil Corp.	112,511	12,019,550
		24,060,014
Passenger Airlines - 0.1%
Delta Air Lines, Inc.	28,935	1,946,457
Transamerica Funds

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Personal Care Products - 0.1%
Estee Lauder Cos., Inc., Class A	3,837	$ 320,121
Kenvue, Inc.	78,183	1,664,516
		1,984,637
Pharmaceuticals - 1.6%
Bristol-Myers Squibb Co.	96,008	5,659,671
Eli Lilly & Co.	11,298	9,163,582
Johnson & Johnson	35,839	5,452,904
Merck & Co., Inc.	13,451	1,329,228
		21,605,385
Professional Services - 0.2%
Leidos Holdings, Inc.	19,917	2,828,812
Residential REITs - 0.1%
Equity LifeStyle Properties, Inc.	21,759	1,424,127
Semiconductors & Semiconductor Equipment - 6.8%
Advanced Micro Devices, Inc. (A)	23,670	2,744,536
Analog Devices, Inc.	28,327	6,002,208
Broadcom, Inc.	69,759	15,435,574
Lam Research Corp.	40,676	3,296,790
Marvell Technology, Inc.	5,608	632,919
Micron Technology, Inc.	36,687	3,347,322
NVIDIA Corp.	434,704	52,194,909
NXP Semiconductors NV	26,261	5,476,732
Texas Instruments, Inc.	32,730	6,042,285
		95,173,275
Software - 6.0%
Adobe, Inc. (A)	2,529	1,106,311
Cadence Design Systems, Inc. (A)	3,725	1,108,635
Fair Isaac Corp. (A)	413	773,780
Intuit, Inc.	4,447	2,674,915
Microsoft Corp.	138,605	57,529,391
Oracle Corp.	33,057	5,621,674
Salesforce, Inc.	25,670	8,771,439
ServiceNow, Inc. (A)	6,479	6,598,084
		84,184,229
Specialized REITs - 0.4%
Digital Realty Trust, Inc.	16,422	2,690,909
Equinix, Inc.	595	543,628
Millrose Properties, Inc., Class A (A)(B)	4,135	45,733
SBA Communications Corp.	11,541	2,280,040
		5,560,310
Specialty Retail - 1.6%
AutoZone, Inc. (A)	1,682	5,635,053
Best Buy Co., Inc.	17,865	1,533,889
Burlington Stores, Inc. (A)	7,976	2,264,626
Lowe's Cos., Inc.	32,595	8,476,004
Ross Stores, Inc.	31,050	4,674,888
		22,584,460
Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	237,423	56,031,828
Hewlett Packard Enterprise Co.	69,761	1,478,236
	Shares	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals (continued)
Seagate Technology Holdings PLC	36,638	$ 3,530,438
Western Digital Corp. (A)	12,349	804,290
		61,844,792
Tobacco - 0.3%
Altria Group, Inc.	27,692	1,446,353
Philip Morris International, Inc.	20,407	2,656,992
		4,103,345
Trading Companies & Distributors - 0.1%
United Rentals, Inc.	1,085	822,495
Total Common Stocks (Cost $406,265,967)		832,972,273

	Principal	Value
CORPORATE DEBT SECURITIES - 13.4%
Aerospace & Defense - 0.3%
Boeing Co.
3.50%, 03/01/2039	$ 1,478,000	1,104,084
6.53%, 05/01/2034	373,000	393,714
6.86%, 05/01/2054	480,000	514,849
General Electric Co.
4.13%, 10/09/2042	488,000	401,384
4.50%, 03/11/2044	817,000	707,696
HEICO Corp.
5.35%, 08/01/2033	1,126,000	1,121,101
		4,242,828
Automobile Components - 0.1%
Aptiv Swiss Holdings Ltd.
3.25%, 03/01/2032	684,000	593,934
ZF North America Capital, Inc.
6.88%, 04/23/2032 (C)	478,000	460,769
		1,054,703
Automobiles - 0.4%
BMW U.S. Capital LLC
2.80%, 04/11/2026 (C)	1,048,000	1,027,237
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	1,497,000	1,477,447
6.95%, 03/06/2026	406,000	413,210
General Motors Co.
6.25%, 10/02/2043	260,000	255,131
General Motors Financial Co., Inc.
5.00%, 04/09/2027	747,000	748,036
Nissan Motor Acceptance Co. LLC
7.05%, 09/15/2028 (C)	1,269,000	1,308,424
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (C)	862,000	781,347
		6,010,832
Banks - 2.7%
Banco Santander SA
Fixed until 03/14/2027, 5.55% (D), 03/14/2028	1,000,000	1,009,610
6.03%, 01/17/2035	400,000	408,203
Transamerica Funds

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Bank of America Corp.
Fixed until 01/24/2035, 5.51% (D), 01/24/2036	$ 1,534,000	$ 1,540,086
Fixed until 09/15/2028, 5.82% (D), 09/15/2029	3,237,000	3,323,264
Bank of New York Mellon Corp.
Fixed until 07/21/2034, 5.61% (D), 07/21/2039	374,000	373,980
Barclays PLC
Fixed until 03/12/2054, 6.04% (D), 03/12/2055	200,000	201,533
Fixed until 11/02/2025, 7.33% (D), 11/02/2026	1,291,000	1,312,967
BNP Paribas SA
Fixed until 01/13/2032, 5.79% (D), 01/13/2033 (C)	1,086,000	1,095,649
BPCE SA
Fixed until 01/14/2045, 6.92% (D), 01/14/2046 (C)	739,000	763,943
Canadian Imperial Bank of Commerce
Fixed until 01/13/2030, 5.25% (D), 01/13/2031	797,000	800,627
Citigroup, Inc.
Fixed until 06/11/2034, 5.45% (D), 06/11/2035	487,000	484,416
Fixed until 05/25/2033, 6.17% (D), 05/25/2034	479,000	487,669
Goldman Sachs Group, Inc.
Fixed until 10/21/2031, 2.65% (D), 10/21/2032	1,534,000	1,303,550
Fixed until 01/28/2055, 5.73% (D), 01/28/2056	840,000	834,969
ING Groep NV
Fixed until 09/11/2033, 6.11% (D), 09/11/2034	857,000	887,446
Intesa Sanpaolo SpA
Fixed until 11/21/2032, 8.25% (D), 11/21/2033 (C)	1,099,000	1,243,801
JPMorgan Chase & Co.
Fixed until 04/22/2026, 1.58% (D), 04/22/2027	1,496,000	1,440,215
Fixed until 01/23/2029, 5.01% (D), 01/23/2030	2,983,000	2,985,613
Fixed until 01/23/2034, 5.34% (D), 01/23/2035	563,000	561,227
Fixed until 04/22/2034, 5.77% (D), 04/22/2035	442,000	452,989
Lloyds Banking Group PLC
Fixed until 08/11/2032, 4.98% (D), 08/11/2033	586,000	565,810
Fixed until 01/05/2034, 5.68% (D), 01/05/2035	933,000	934,555
M&T Bank Corp.
Fixed until 03/13/2031, 6.08% (D), 03/13/2032	653,000	671,325
Fixed until 10/30/2028, 7.41% (D), 10/30/2029	464,000	498,058
Morgan Stanley
Fixed until 01/16/2029, 5.17% (D), 01/16/2030	2,710,000	2,719,058
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Morgan Stanley (continued)
Fixed until 07/19/2034, 5.32% (D), 07/19/2035	$ 1,551,000	$ 1,530,788
Fixed until 01/18/2035, 5.59% (D), 01/18/2036	779,000	783,016
PNC Financial Services Group, Inc.
Fixed until 01/22/2034, 5.68% (D), 01/22/2035	157,000	159,315
Fixed until 08/18/2033, 5.94% (D), 08/18/2034	1,086,000	1,119,319
Truist Financial Corp.
Fixed until 01/26/2033, 5.12% (D), 01/26/2034	1,768,000	1,719,411
Fixed until 10/30/2028, 7.16% (D), 10/30/2029	417,000	445,895
UBS Group AG
Fixed until 09/06/2044, 5.38% (D), 09/06/2045 (C)	400,000	382,489
Fixed until 08/12/2032, 6.54% (D), 08/12/2033 (C)	1,307,000	1,388,864
Wells Fargo & Co.
Fixed until 01/24/2030, 5.24% (D), 01/24/2031	1,105,000	1,109,330
Fixed until 07/25/2033, 5.56% (D), 07/25/2034	1,475,000	1,477,885
		37,016,875
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	1,150,000	963,841
Constellation Brands, Inc.
3.15%, 08/01/2029	569,000	524,907
3.70%, 12/06/2026	150,000	147,313
Diageo Capital PLC
5.50%, 01/24/2033	471,000	480,008
		2,116,069
Biotechnology - 0.2%
Amgen, Inc.
2.80%, 08/15/2041	519,000	363,490
5.60%, 03/02/2043	656,000	642,584
CSL Finance PLC
4.63%, 04/27/2042 (C)	761,000	669,750
Gilead Sciences, Inc.
5.10%, 06/15/2035	1,010,000	993,346
Royalty Pharma PLC
2.20%, 09/02/2030	887,000	756,578
		3,425,748
Building Products - 0.1%
Holcim Finance U.S. LLC
4.75%, 09/22/2046 (C)	200,000	171,388
Owens Corning
4.30%, 07/15/2047	1,343,000	1,078,510
Vulcan Materials Co.
5.35%, 12/01/2034	790,000	785,624
		2,035,522
Transamerica Funds

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals - 0.1%
Nutrien Ltd.
4.90%, 03/27/2028	$ 699,000	$ 700,261
OCP SA
6.75%, 05/02/2034 (C)	482,000	490,857
		1,191,118
Commercial Services & Supplies - 0.5%
ADT Security Corp.
4.13%, 08/01/2029 (C)	793,000	743,756
Ashtead Capital, Inc.
5.55%, 05/30/2033 (C)	428,000	422,115
5.80%, 04/15/2034 (C)	200,000	200,476
Element Fleet Management Corp.
6.32%, 12/04/2028 (C)	1,287,000	1,344,844
Equifax, Inc.
5.10%, 12/15/2027	831,000	836,477
GXO Logistics, Inc.
2.65%, 07/15/2031	1,741,000	1,484,617
6.50%, 05/06/2034	557,000	568,837
Quanta Services, Inc.
2.90%, 10/01/2030	1,039,000	923,440
5.25%, 08/09/2034	59,000	57,524
Veralto Corp.
5.45%, 09/18/2033	720,000	723,465
		7,305,551
Communications Equipment - 0.4%
America Movil SAB de CV
4.38%, 07/16/2042	300,000	251,425
T-Mobile USA, Inc.
3.50%, 04/15/2031	821,000	747,334
3.88%, 04/15/2030	677,000	639,203
5.15%, 04/15/2034	1,328,000	1,306,984
Verizon Communications, Inc.
1.68%, 10/30/2030	1,243,000	1,034,150
2.99%, 10/30/2056	1,639,000	973,365
		4,952,461
Construction & Engineering - 0.1%
D.R. Horton, Inc.
5.00%, 10/15/2034	996,000	962,923
Sitios Latinoamerica SAB de CV
6.00%, 11/25/2029 (C)	566,000	565,264
		1,528,187
Consumer Staples Distribution & Retail - 0.2%
7-Eleven, Inc.
1.80%, 02/10/2031 (C)	1,271,000	1,036,144
Lowe's Cos., Inc.
3.75%, 04/01/2032	1,474,000	1,349,909
		2,386,053
Containers & Packaging - 0.1%
Sonoco Products Co.
2.25%, 02/01/2027	936,000	888,074
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Distributors - 0.0% (E)
LKQ Corp.
6.25%, 06/15/2033	$ 635,000	$ 652,030
Diversified REITs - 0.5%
American Tower Trust #1
3.65%, 03/15/2048 (C)	508,000	484,904
Safehold GL Holdings LLC
6.10%, 04/01/2034	955,000	974,538
SBA Tower Trust
1.63%, 05/15/2051 (C)	1,011,000	951,156
1.88%, 07/15/2050 (C)	746,000	724,415
VICI Properties LP
4.95%, 02/15/2030	1,584,000	1,557,252
Weyerhaeuser Co.
4.00%, 04/15/2030	1,091,000	1,036,029
WP Carey, Inc.
5.38%, 06/30/2034	810,000	799,805
		6,528,099
Electric Utilities - 0.5%
Appalachian Power Co.
3.40%, 06/01/2025	454,000	451,850
Chile Electricity Lux MPC II SARL
5.58%, 10/20/2035 (C)	742,000	729,089
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	116,000	117,495
CMS Energy Corp.
4.88%, 03/01/2044	139,000	122,401
DTE Electric Co.
4.30%, 07/01/2044	1,415,000	1,186,174
Duke Energy Corp.
3.75%, 09/01/2046	1,451,000	1,066,822
Duke Energy Progress LLC
3.60%, 09/15/2047	1,224,000	885,721
NRG Energy, Inc.
6.00%, 02/01/2033 (C)	163,000	159,259
Oncor Electric Delivery Co. LLC
5.30%, 06/01/2042	68,000	65,431
Pacific Gas & Electric Co.
2.50%, 02/01/2031	1,022,000	857,707
Public Service Electric & Gas Co.
3.00%, 05/15/2025	419,000	416,994
Vistra Operations Co. LLC
6.88%, 04/15/2032 (C)	476,000	490,181
		6,549,124
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp.
5.25%, 04/05/2034	945,000	944,620
Arrow Electronics, Inc.
2.95%, 02/15/2032	1,135,000	962,895
5.88%, 04/10/2034	537,000	537,109
Keysight Technologies, Inc.
4.60%, 04/06/2027	716,000	713,060
4.95%, 10/15/2034	672,000	644,524
Sensata Technologies, Inc.
4.38%, 02/15/2030 (C)	403,000	373,209
Transamerica Funds

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electronic Equipment, Instruments & Components (continued)
Trimble, Inc.
6.10%, 03/15/2033	$ 955,000	$ 993,777
		5,169,194
Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (C)	1,194,000	1,161,758
Financial Services - 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 04/03/2026	1,120,000	1,115,038
4.95%, 09/10/2034	600,000	572,516
American Express Co.
Fixed until 04/25/2029, 5.53% (D), 04/25/2030	959,000	977,847
Aviation Capital Group LLC
1.95%, 01/30/2026 (C)	1,218,000	1,184,040
Avolon Holdings Funding Ltd.
5.50%, 01/15/2026 (C)	512,000	514,302
5.75%, 11/15/2029 (C)	1,607,000	1,624,099
Capital One Financial Corp.
Fixed until 01/30/2035, 6.18% (D), 01/30/2036	275,000	275,953
Charles Schwab Corp.
Fixed until 05/19/2033, 5.85% (D), 05/19/2034	1,666,000	1,716,348
Citadel LP
6.00%, 01/23/2030 (C)	272,000	274,579
LPL Holdings, Inc.
5.70%, 05/20/2027	485,000	491,735
		8,746,457
Food Products - 0.5%
BAT Capital Corp.
6.00%, 02/20/2034	1,143,000	1,173,875
Bunge Ltd. Finance Corp.
4.65%, 09/17/2034	1,365,000	1,291,564
Cargill, Inc.
5.13%, 10/11/2032 (C)	521,000	518,943
J M Smucker Co.
6.50%, 11/15/2043	586,000	621,136
Kroger Co.
5.00%, 09/15/2034	595,000	576,457
Philip Morris International, Inc.
4.90%, 11/01/2034	1,502,000	1,446,677
5.63%, 11/17/2029	799,000	823,315
Viterra Finance BV
4.90%, 04/21/2027 (C)	878,000	870,178
		7,322,145
Health Care Equipment & Supplies - 0.1%
Alcon Finance Corp.
5.75%, 12/06/2052 (C)	459,000	453,074
GE HealthCare Technologies, Inc.
4.80%, 08/14/2029	713,000	708,376
5.86%, 03/15/2030	412,000	427,072
		1,588,522
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services - 0.6%
Centene Corp.
3.38%, 02/15/2030	$ 869,000	$ 778,960
Cigna Group
2.40%, 03/15/2030	741,000	651,803
5.25%, 02/15/2034	1,046,000	1,027,461
Elevance Health, Inc.
2.25%, 05/15/2030	713,000	622,077
HCA, Inc.
5.60%, 04/01/2034	1,140,000	1,129,104
6.00%, 04/01/2054	753,000	726,998
Health Care Service Corp. A Mutual Legal Reserve Co.
5.88%, 06/15/2054 (C)	510,000	497,618
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	526,000	478,721
4.80%, 10/01/2034	1,353,000	1,281,291
UnitedHealth Group, Inc.
5.20%, 04/15/2063	761,000	678,018
		7,872,051
Hotel & Resort REITs - 0.0% (E)
Host Hotels & Resorts LP
5.70%, 07/01/2034	354,000	350,782
Hotels, Restaurants & Leisure - 0.2%
Carnival Corp.
6.13%, 02/15/2033 (C)(F)	274,000	275,063
Hyatt Hotels Corp.
5.25%, 06/30/2029	754,000	756,445
MGM Resorts International
6.13%, 09/15/2029	778,000	778,766
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	666,000	535,581
		2,345,855
Insurance - 0.7%
Allstate Corp.
5.05%, 06/24/2029	1,603,000	1,611,228
5.25%, 03/30/2033	580,000	576,734
Aon North America, Inc.
5.75%, 03/01/2054	965,000	946,330
Constellation Insurance, Inc.
6.80%, 01/24/2030 (C)	1,642,000	1,613,886
Corebridge Financial, Inc.
5.75%, 01/15/2034	663,000	674,070
Lincoln Financial Global Funding
5.30%, 01/13/2030 (C)	608,000	612,948
Muenchener Rueckversicherungs- Gesellschaft AG
Fixed until 11/23/2031, 5.88% (D), 05/23/2042 (C)	600,000	609,042
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (D), 10/01/2050	1,165,000	1,038,103
RGA Global Funding
5.05%, 12/06/2031 (C)	1,553,000	1,525,850
		9,208,191
Transamerica Funds

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Internet & Catalog Retail - 0.1%
Expedia Group, Inc.
2.95%, 03/15/2031	$ 55,000	$ 48,666
Meta Platforms, Inc.
4.80%, 05/15/2030	950,000	957,720
Uber Technologies, Inc.
4.80%, 09/15/2034	617,000	590,986
		1,597,372
IT Services - 0.2%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	140,000	128,566
Dell International LLC/EMC Corp.
4.85%, 02/01/2035	1,179,000	1,114,311
Hewlett Packard Enterprise Co.
5.00%, 10/15/2034	1,184,000	1,153,253
		2,396,130
Machinery - 0.2%
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	1,617,000	1,461,426
5.75%, 01/15/2035	316,000	315,590
Ingersoll Rand, Inc.
5.45%, 06/15/2034	726,000	728,373
Regal Rexnord Corp.
6.40%, 04/15/2033	749,000	776,370
		3,281,759
Media - 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.80%, 03/01/2050	556,000	419,510
Comcast Corp.
2.94%, 11/01/2056	949,000	549,456
NBCUniversal Media LLC
4.45%, 01/15/2043	451,000	382,421
		1,351,387
Metals & Mining - 0.2%
Anglo American Capital PLC
4.50%, 03/15/2028 (C)	1,293,000	1,272,063
ArcelorMittal SA
6.55%, 11/29/2027	1,254,000	1,302,329
Glencore Funding LLC
2.63%, 09/23/2031 (C)	1,086,000	918,640
		3,493,032
Mortgage Real Estate Investment Trusts - 0.0% (E)
Starwood Property Trust, Inc.
6.00%, 04/15/2030 (C)	353,000	347,944
Office REITs - 0.0% (E)
COPT Defense Properties LP
2.00%, 01/15/2029 (G)	162,000	143,768
2.25%, 03/15/2026	311,000	301,851
		445,619
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels - 1.3%
Boardwalk Pipelines LP
3.40%, 02/15/2031	$ 621,000	$ 554,888
Chevron USA, Inc.
3.25%, 10/15/2029	647,000	609,384
Diamondback Energy, Inc.
5.40%, 04/18/2034	1,266,000	1,245,926
Ecopetrol SA
7.75%, 02/01/2032	711,000	699,012
Enbridge, Inc.
5.63%, 04/05/2034	1,051,000	1,052,944
Energy Transfer LP
5.15%, 02/01/2043	742,000	657,733
5.55%, 02/15/2028	440,000	447,644
5.95%, 10/01/2043	493,000	477,796
Enterprise Products Operating LLC
4.25%, 02/15/2048	1,996,000	1,598,520
EQM Midstream Partners LP
6.38%, 04/01/2029 (C)	253,000	257,426
Greensaif Pipelines Bidco SARL
5.85%, 02/23/2036 (C)	446,000	443,528
Hess Midstream Operations LP
6.50%, 06/01/2029 (C)	430,000	438,731
Occidental Petroleum Corp.
5.20%, 08/01/2029	673,000	669,558
5.55%, 03/15/2026	1,171,000	1,176,236
ONEOK, Inc.
6.10%, 11/15/2032	1,276,000	1,320,212
Ovintiv, Inc.
6.25%, 07/15/2033	848,000	868,580
Petroleos Mexicanos
6.50%, 01/23/2029	385,000	357,423
6.84%, 01/23/2030	892,000	808,973
6.88%, 08/04/2026	340,000	334,284
7.69%, 01/23/2050	95,000	71,228
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/2029	922,000	859,862
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	887,000	867,757
Shell Finance U.S., Inc.
3.75%, 09/12/2046	347,000	261,840
Shell International Finance BV
2.50%, 09/12/2026	706,000	684,869
Western Midstream Operating LP
6.15%, 04/01/2033	897,000	915,229
Williams Cos., Inc.
5.40%, 03/04/2044	95,000	89,159
		17,768,742
Passenger Airlines - 0.1%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	478,775	452,856
United Airlines Pass-Through Trust
3.75%, 03/03/2028	475,154	466,105
		918,961
Transamerica Funds

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Personal Care Products - 0.1%
Kenvue, Inc.
5.00%, 03/22/2030	$ 1,391,000	$ 1,402,395
Pharmaceuticals - 0.4%
Bayer U.S. Finance II LLC
4.38%, 12/15/2028 (C)	716,000	690,929
Bristol-Myers Squibb Co.
5.65%, 02/22/2064	362,000	349,298
Cardinal Health, Inc.
5.45%, 02/15/2034	749,000	747,534
CVS Health Corp.
5.25%, 01/30/2031	469,000	463,265
6.00%, 06/01/2044	863,000	827,489
Fixed until 12/10/2029, 7.00% (D), 03/10/2055	999,000	1,005,287
Merck & Co., Inc.
5.00%, 05/17/2053	902,000	824,440
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/2043	757,000	714,568
Viatris, Inc.
2.30%, 06/22/2027	603,000	566,735
		6,189,545
Residential REITs - 0.1%
American Homes 4 Rent LP
5.50%, 02/01/2034	922,000	916,106
Semiconductors & Semiconductor Equipment - 0.5%
Advanced Micro Devices, Inc.
3.92%, 06/01/2032	1,225,000	1,141,409
Broadcom, Inc.
3.14%, 11/15/2035 (C)	1,164,000	944,575
Foundry JV Holdco LLC
5.88%, 01/25/2034 (C)	987,000	979,237
KLA Corp.
3.30%, 03/01/2050	722,000	498,612
Microchip Technology, Inc.
5.05%, 03/15/2029	1,079,000	1,075,855
Micron Technology, Inc.
5.30%, 01/15/2031	1,126,000	1,125,073
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 11/30/2051	401,000	259,498
3.40%, 05/01/2030	656,000	604,879
QUALCOMM, Inc.
3.25%, 05/20/2050	482,000	328,539
		6,957,677
Software - 0.6%
AppLovin Corp.
5.50%, 12/01/2034	953,000	947,551
Cadence Design Systems, Inc.
4.70%, 09/10/2034	578,000	553,828
Fiserv, Inc.
5.45%, 03/02/2028	725,000	736,722
Infor, Inc.
1.75%, 07/15/2025 (C)	935,000	921,214
Intuit, Inc.
5.50%, 09/15/2053	337,000	329,903
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software (continued)
Oracle Corp.
3.65%, 03/25/2041	$ 594,000	$ 458,852
4.70%, 09/27/2034	895,000	844,071
6.90%, 11/09/2052	941,000	1,042,764
Roper Technologies, Inc.
4.90%, 10/15/2034	836,000	804,134
Take-Two Interactive Software, Inc.
3.55%, 04/14/2025	1,204,000	1,201,141
		7,840,180
Transportation Infrastructure - 0.0% (E)
United Parcel Service, Inc.
5.15%, 05/22/2034 (G)	604,000	600,629
		600,629
Total Corporate Debt Securities (Cost $194,449,069)		187,155,707
U.S. GOVERNMENT OBLIGATIONS - 10.2%
U.S. Treasury - 9.6%
U.S. Treasury Bonds
1.25%, 05/15/2050	3,673,000	1,740,371
1.88%, 02/15/2051 - 11/15/2051	3,274,000	1,813,714
2.00%, 02/15/2050	3,860,000	2,242,268
2.25%, 08/15/2046 - 02/15/2052	4,330,000	2,706,738
2.38%, 05/15/2051	1,090,000	684,699
2.50%, 02/15/2045 - 05/15/2046	5,263,000	3,628,008
2.75%, 08/15/2047 - 11/15/2047	2,367,900	1,666,583
2.88%, 08/15/2045 - 05/15/2049	6,156,600	4,427,106
3.00%, 05/15/2042 - 08/15/2052	4,359,300	3,174,657
3.13%, 02/15/2042 - 05/15/2048	2,226,600	1,769,824
3.63%, 02/15/2044 - 05/15/2053	4,184,000	3,489,826
3.88%, 02/15/2043	1,923,000	1,699,752
4.00%, 11/15/2052	914,000	794,394
4.13%, 08/15/2044 - 08/15/2053	2,613,000	2,346,318
4.25%, 05/15/2039 - 08/15/2054	4,956,000	4,544,020
4.50%, 11/15/2054	2,925,000	2,781,035
4.63%, 05/15/2044 - 05/15/2054	4,092,000	3,966,929
4.75%, 11/15/2043 - 11/15/2053	4,531,000	4,473,910
5.25%, 02/15/2029	1,554,000	1,611,547
U.S. Treasury Notes
0.63%, 05/15/2030 - 08/15/2030	5,865,000	4,793,841
0.88%, 06/30/2026	3,173,200	3,028,423
1.13%, 10/31/2026	625,000	592,651
1.25%, 11/30/2026 - 08/15/2031	7,964,000	6,653,453
1.38%, 11/15/2031	1,880,000	1,541,747
1.50%, 01/31/2027	1,154,000	1,094,091
1.63%, 02/15/2026 - 05/15/2031	7,297,600	6,664,794
1.88%, 02/15/2032	1,897,800	1,602,010
2.25%, 11/15/2025 - 11/15/2027	4,209,600	4,106,713
2.63%, 02/15/2029	653,500	612,222
2.75%, 02/15/2028	3,108,000	2,972,753
2.88%, 05/15/2028 - 08/15/2028	3,016,900	2,881,671
3.13%, 11/15/2028	307,000	294,108
3.50%, 01/31/2028	4,388,000	4,293,384
3.63%, 05/31/2028 - 09/30/2031	6,303,000	6,093,524
3.88%, 11/30/2027 - 09/30/2029	5,720,400	5,611,836
Transamerica Funds

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Notes (continued)
4.00%, 01/15/2027 - 12/15/2027	$ 9,963,000	$ 9,905,620
4.13%, 09/30/2027 - 11/15/2032	5,285,200	5,182,698
4.25%, 11/30/2026 - 11/15/2034	8,836,000	8,723,184
4.50%, 03/31/2026 - 05/31/2029	6,561,000	6,590,838
4.63%, 04/30/2029	834,000	842,535
		133,643,795
U.S. Treasury Inflation-Protected Securities - 0.6%
U.S. Treasury Inflation-Protected Indexed Bonds
1.75%, 01/15/2028	1,129,492	1,131,063
2.50%, 01/15/2029	4,064,022	4,169,420
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2030	3,108,344	2,832,997
		8,133,480
Total U.S. Government Obligations (Cost $153,860,910)		141,777,275
U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.1%
Federal Home Loan Mortgage Corp.
5.00%, 08/01/2035	73,704	72,813
5.50%, 06/01/2041 - 07/01/2053	3,187,801	3,154,145
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.38%, 06/25/2030	2,547,000	2,151,926
3.01%, 07/25/2025	2,363,676	2,345,867
3.19%, 07/25/2027	700,000	677,690
Federal National Mortgage Association
3.50%, 07/01/2028 - 11/01/2028	57,925	56,907
4.00%, 04/01/2026 - 06/01/2042	25,604	24,137
4.50%, 02/01/2025 - 08/01/2052	1,863,145	1,756,585
5.00%, 04/01/2039 - 02/01/2054	9,145,515	8,856,234
5.50%, 10/01/2036 - 03/01/2053	2,195,247	2,182,276
6.00%, 08/01/2036 - 06/01/2054	3,092,777	3,134,291
6.50%, 05/01/2040	38,455	39,761
1-Year RFUCC Treasury + 1.52%,
6.15% (D), 02/01/2043	13,618	13,824
Government National Mortgage Association REMICS, Interest Only STRIPS
0.64% (D), 02/16/2053	184,848	2,769
Tennessee Valley Authority
4.38%, 08/01/2034	864,000	838,496
5.88%, 04/01/2036	774,000	838,785
Uniform Mortgage-Backed Security, TBA
2.00%, 02/01/2040 - 02/01/2055 (F)	14,487,000	11,936,167
2.50%, 02/01/2040 - 02/01/2055 (F)	28,831,000	23,655,522
3.00%, 02/01/2040 - 02/01/2055 (F)	21,159,000	18,087,745
3.50%, 02/01/2040 - 02/01/2055 (F)	17,665,000	15,806,104
4.00%, 02/01/2055 (F)	11,781,000	10,766,999
4.50%, 02/01/2055 (F)	11,153,000	10,493,058
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Uniform Mortgage-Backed Security, TBA (continued)
5.50%, 02/01/2055 (F)	$ 15,428,000	$ 15,228,822
6.00%, 02/01/2055 (F)	8,626,000	8,681,212
Total U.S. Government Agency Obligations (Cost $141,286,015)		140,802,135
MORTGAGE-BACKED SECURITIES - 2.6%
Angel Oak Mortgage Trust
Series 2025-1, Class A1, 5.69% (D), 01/25/2070 (C)	1,725,000	1,727,689
BB-UBS Trust
Series 2012-TFT, Class A, 2.89%, 06/05/2030 (C)	316,768	304,889
BRAVO Residential Funding Trust
Series 2024-NQM3, Class A1, 6.19% (D), 03/25/2064 (C)	624,954	628,793
Series 2024-NQM7, Class A1, 5.55% (D), 10/27/2064 (C)	2,162,881	2,159,262
Series 2025-NQM1, Class A1, 5.60% (D), 12/25/2064 (C)	3,000,000	3,005,157
CIM Trust
Series 2021-R6, Class A1, 1.43% (D), 07/25/2061 (C)	1,312,258	1,158,869
Citigroup Mortgage Loan Trust, Inc.
Series 2018-RP1, Class A1, 3.00% (D), 09/25/2064 (C)	85,378	83,363
COLT Mortgage Loan Trust
Series 2024-2, Class A1, 6.13% (D), 04/25/2069 (C)	673,088	676,683
COMM Mortgage Trust
Series 2015-3BP, Class A, 3.18%, 02/10/2035 (C)	3,050,000	3,034,750
CSMC Trust
Series 2021-RPL2, Class A1A, 1.11% (D), 01/25/2060 (C)	1,188,317	989,003
Series 2021-RPL6, Class A1, 2.00% (D), 10/25/2060 (C)	1,668,533	1,487,469
Houston Galleria Mall Trust
Series 2015-HGLR, Class A1A2, 3.09%, 03/05/2037 (C)	700,000	698,241
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A, 5.47% (D), 01/13/2040 (C)	1,600,000	1,615,312
MetLife Securitization Trust
Series 2019-1A, Class A1A, 3.75% (D), 04/25/2058 (C)	39,099	38,378
Nationstar Mortgage Loan Trust
Series 2013-A, Class A, 3.75% (D), 12/25/2052 (C)	62,724	58,731
New Residential Mortgage Loan Trust
Series 2014-1A, Class A, 3.75% (D), 01/25/2054 (C)	31,377	29,918
Series 2014-2A, Class A3, 3.75% (D), 05/25/2054 (C)	78,852	74,393
Series 2014-3A, Class AFX3, 3.75% (D), 11/25/2054 (C)	59,899	56,638
Series 2015-2A, Class A1, 3.75% (D), 08/25/2055 (C)	128,697	122,277
Transamerica Funds

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust (continued)
Series 2016-2A, Class A1, 3.75% (D), 11/26/2035 (C)	$ 87,152	$ 82,691
Series 2016-3A, Class A1B, 3.25% (D), 09/25/2056 (C)	96,042	88,860
Series 2016-4A, Class A1, 3.75% (D), 11/25/2056 (C)	114,483	107,282
Series 2017-1A, Class A1, 4.00% (D), 02/25/2057 (C)	259,114	246,683
Series 2017-2A, Class A3, 4.00% (D), 03/25/2057 (C)	589,475	563,350
Series 2017-3A, Class A1, 4.00% (D), 04/25/2057 (C)	368,521	351,683
Series 2017-4A, Class A1, 4.00% (D), 05/25/2057 (C)	279,460	265,071
Series 2018-1A, Class A1A, 4.00% (D), 12/25/2057 (C)	136,284	130,314
Series 2018-RPL1, Class A1, 3.50% (D), 12/25/2057 (C)	197,243	189,386
Series 2019-4A, Class A1B, 3.50% (D), 12/25/2058 (C)	694,288	648,469
Series 2019-5A, Class A1B, 3.50% (D), 08/25/2059 (C)	600,116	557,816
OBX Trust
Series 2023-NQM4, Class A1, 6.11% (D), 03/25/2063 (C)	583,370	585,620
Series 2024-NQM4, Class A1, 6.07% (D), 01/25/2064 (C)	808,679	812,734
Series 2024-NQM5, Class A1, 5.99% (D), 01/25/2064 (C)	913,533	917,251
Series 2024-NQM6, Class A1, 6.45% (D), 02/25/2064 (C)	817,166	824,640
Series 2024-NQM7, Class A1, 6.24% (D), 03/25/2064 (C)	1,333,945	1,343,414
Series 2025-NQM2, Class A1, 5.60% (D), 11/25/2064 (C)	1,210,000	1,209,938
Towd Point Mortgage Trust
Series 2017-3, Class A1, 2.75% (D), 07/25/2057 (C)	5,999	5,970
Series 2017-4, Class A1, 2.75% (D), 06/25/2057 (C)	251,853	244,421
Series 2017-6, Class A1, 2.75% (D), 10/25/2057 (C)	123,995	121,103
Series 2018-1, Class A1, 3.00% (D), 01/25/2058 (C)	127,832	125,756
Series 2018-3, Class A1, 3.75% (D), 05/25/2058 (C)	425,587	414,679
Series 2018-4, Class A1, 3.00% (D), 06/25/2058 (C)	1,048,610	975,421
Series 2019-1, Class A1, 3.75% (D), 03/25/2058 (C)	1,359,599	1,303,499
Series 2019-4, Class A1, 2.90% (D), 10/25/2059 (C)	1,023,025	971,622
Series 2020-4, Class A1, 1.75%, 10/25/2060 (C)	1,758,710	1,576,884
Series 2021-1, Class A1, 2.25% (D), 11/25/2061 (C)	1,497,710	1,378,777
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust (continued)
Series 2022-4, Class A1, 3.75%, 09/25/2062 (C)	$ 687,856	$ 645,233
Series 2023-1, Class A1, 3.75%, 01/25/2063 (C)	1,800,446	1,709,454
Total Mortgage-Backed Securities (Cost $37,551,758)		36,347,836
ASSET-BACKED SECURITIES - 1.8%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A, 5.56%, 07/15/2059 (C)	82,842	82,982
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040 (C)	142,054	129,994
Avis Budget Rental Car Funding AESOP LLC
Series 2020-2A, Class A, 2.02%, 02/20/2027 (C)	650,000	635,655
Series 2023-7A, Class A, 5.90%, 08/21/2028 (C)	1,115,000	1,140,044
Series 2024-1A, Class A, 5.36%, 06/20/2030 (C)	930,000	941,881
BXG Receivables Note Trust
Series 2023-A, Class A, 5.77%, 11/15/2038 (C)	692,581	698,718
Capital One Multi-Asset Execution Trust
Series 2019-A3, Class A3, 2.06%, 08/15/2028	202,000	194,754
Chase Issuance Trust
Series 2023-A1, Class A, 5.16%, 09/15/2028	990,000	1,000,356
CIFC Funding Ltd.
Series 2013-2A, Class A1L2, 3-Month Term SOFR + 1.26%, 5.55% (D), 10/18/2030 (C)	1,504,421	1,508,648
First National Master Note Trust
Series 2023-1, Class A, 5.13%, 04/15/2029	1,200,000	1,206,844
Series 2023-2, Class A, 5.77%, 09/15/2029	1,005,000	1,022,607
GoodLeap Sustainable Home Solutions Trust
Series 2021-4GS, Class A, 1.93%, 07/20/2048 (C)	654,549	503,700
Series 2021-5CS, Class A, 2.31%, 10/20/2048 (C)	763,727	608,669
Series 2022-1GS, Class A, 2.70%, 01/20/2049 (C)	992,412	828,561
Hertz Vehicle Financing III LLC
Series 2023-3A, Class A, 5.94%, 02/25/2028 (C)	890,000	903,797
Hilton Grand Vacations Trust
Series 2023-1A, Class A, 5.72%, 01/25/2038 (C)	480,157	485,326
Series 2024-1B, Class A, 5.75%, 09/15/2039 (C)	360,917	364,951
Series 2024-2A, Class A, 5.50%, 03/25/2038 (C)	264,168	266,415
Series 2024-3A, Class A, 4.98%, 08/27/2040 (C)	2,812,398	2,799,609
Transamerica Funds

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
HINNT LLC
Series 2024-A, Class A, 5.49%, 03/15/2043 (C)	$ 1,195,270	$ 1,205,894
ICG U.S. CLO Ltd.
Series 2014-1A, Class A1A2, 3-Month Term SOFR + 1.46%, 5.75% (D), 10/20/2034 (C)	2,200,000	2,203,740
JG Wentworth XXII LLC
Series 2010-3A, Class A, 3.82%, 12/15/2048 (C)	127,343	125,119
JGWPT XXVIII LLC
Series 2013-1A, Class A, 3.22%, 04/15/2067 (C)	538,803	485,447
MVW LLC
Series 2021-1WA, Class A, 1.14%, 01/22/2041 (C)	231,284	216,610
Series 2023-1A, Class A, 4.93%, 10/20/2040 (C)	484,879	481,841
Series 2024-1A, Class A, 5.32%, 02/20/2043 (C)	691,449	694,999
MVW Owner Trust
Series 2019-1A, Class A, 2.89%, 11/20/2036 (C)	43,392	43,075
SCF Equipment Trust LLC
Series 2025-1A, Class A3, 5.11%, 11/21/2033 (C)	1,150,000	1,153,868
Sierra Timeshare Receivables Funding LLC
Series 2020-2A, Class A, 1.33%, 07/20/2037 (C)	82,997	82,105
Series 2021-1A, Class A, 0.99%, 11/20/2037 (C)	253,637	246,194
Series 2023-1A, Class A, 5.20%, 01/20/2040 (C)	591,928	589,820
Series 2023-2A, Class A, 5.80%, 04/20/2040 (C)	615,774	623,179
Series 2023-3A, Class A, 6.10%, 09/20/2040 (C)	751,337	764,106
Series 2024-1A, Class A, 5.15%, 01/20/2043 (C)	707,080	706,394
Veridian Auto Receivables Trust
Series 2023-1A, Class A2, 5.97%, 08/17/2026 (C)	53,282	53,308
Total Asset-Backed Securities (Cost $25,413,515)		24,999,210
FOREIGN GOVERNMENT OBLIGATIONS - 0.3%
Chile - 0.0% (E)
Chile Government International Bonds
3.50%, 01/25/2050	400,000	276,274
Colombia - 0.0% (E)
Colombia Government International Bonds
3.13%, 04/15/2031	455,000	362,965
Dominican Republic - 0.1%
Dominican Republic International Bonds
6.60%, 06/01/2036 (C)	1,125,000	1,119,524
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Indonesia - 0.1%
Indonesia Government International Bonds
4.75%, 01/08/2026 (C)	$ 1,035,000	$ 1,037,583
Mexico - 0.1%
Mexico Government International Bonds
3.75%, 01/11/2028	1,126,000	1,078,013
Panama - 0.0% (E)
Panama Government International Bonds
3.88%, 03/17/2028	315,000	294,481
Serbia - 0.0% (E)
Serbia International Bonds
6.00%, 06/12/2034 (C)	785,000	781,794
Total Foreign Government Obligations (Cost $5,157,921)		4,950,634
COMMERCIAL PAPER - 6.2%
Automobiles - 0.3%
Toyota Motor Credit Corp.
4.54% (H), 07/07/2025	4,000,000	3,923,633
Banks - 2.5%
Australia & New Zealand Banking Group Ltd.
4.93% (H), 02/28/2025 (C)	5,000,000	4,983,165
BNP Paribas SA
5.09% (H), 02/04/2025	2,500,000	2,498,805
Cooperatieve Rabobank UA
4.90% (H), 03/03/2025	5,904,000	5,881,858
DBS Bank Ltd.
5.05% (H), 02/10/2025 (C)	3,000,000	2,996,399
DNB Bank ASA
4.44% (H), 07/29/2025 (C)	4,500,000	4,404,089
HSBC USA, Inc.
5.49% (H), 02/07/2025 (C)	5,000,000	4,995,761
Lloyds Bank PLC
4.51% (H), 03/05/2025	4,200,000	4,183,279
Svenska Handelsbanken AB
4.94% (H), 03/03/2025 (C)	5,250,000	5,230,224
		35,173,580
Financial Services - 3.4%
Anglesea Funding LLC
4.56% (H), 07/18/2025 (C)	4,500,000	4,408,398
Barton Capital SA
4.56% (H), 04/14/2025 (C)	4,750,000	4,707,883
Bedford Row Funding Corp.
4.69% (H), 03/03/2025 (C)	4,235,000	4,219,098
Columbia Funding Co. LLC
4.56% (H), 07/14/2025 (C)	5,000,000	4,900,689
Concord Minutemen Capital Co. LLC
4.75% (H), 04/22/2025 (C)	4,757,000	4,709,669
CRC Funding LLC
4.68% (H), 05/16/2025 (C)	5,000,000	4,935,979
Glencove Funding LLC
4.70% (H), 04/11/2025 (C)	4,250,000	4,213,823
Transamerica Funds

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
COMMERCIAL PAPER (continued)
Financial Services (continued)
LMA-Americas LLC
4.57% (H), 07/11/2025 (C)	$ 2,300,000	$ 2,255,480
4.70% (H), 04/03/2025 (C)	1,710,000	1,697,102
Mackinac Funding Co. LLC
4.75% (H), 04/15/2025 (C)	3,050,000	3,022,498
Manhattan Asset Funding Co. LLC
4.98% (H), 02/28/2025 (C)	4,250,000	4,235,561
Versailles Commercial Paper LLC
4.67% (H), 06/06/2025	4,550,000	4,479,586
		47,785,766
Total Commercial Paper (Cost $86,874,313)		86,882,979
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 2.1%
U.S. Treasury Bills
4.29% (H), 03/20/2025 - 04/17/2025	7,335,000	7,278,593
4.31% (H), 04/17/2025	535,000	530,460
4.33% (H), 03/20/2025	3,625,000	3,605,855
4.36% (H), 03/13/2025	5,989,000	5,962,149
	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Bills (continued)
4.50% (H), 02/27/2025	$ 7,438,000	$ 7,416,963
4.55% (H), 02/06/2025	3,972,000	3,970,593
Total Short-Term U.S. Government Obligations (Cost $28,756,755)		28,764,613
REPURCHASE AGREEMENT - 1.2%
Fixed Income Clearing Corp., 1.80% (H), dated 01/31/2025, to be repurchased at $16,487,391 on 02/03/2025. Collateralized by a U.S. Government Obligation, 1.25%, due 11/30/2026, and with a value of $16,814,704.	16,484,918	16,484,918
Total Repurchase Agreement (Cost $16,484,918)		16,484,918
Total Investments (Cost $1,096,101,141)		1,501,137,580
Net Other Assets (Liabilities) - (7.6)%		(105,973,821)
Net Assets - 100.0%		$ 1,395,163,759
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	40	03/21/2025	$12,075,743	$12,134,500	$58,757	$—
INVESTMENT VALUATION:

Valuation Inputs (I)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$832,926,540	$45,733	$—	$832,972,273
Corporate Debt Securities	—	187,155,707	—	187,155,707
U.S. Government Obligations	—	141,777,275	—	141,777,275
U.S. Government Agency Obligations	—	140,802,135	—	140,802,135
Mortgage-Backed Securities	—	36,347,836	—	36,347,836
Asset-Backed Securities	—	24,999,210	—	24,999,210
Foreign Government Obligations	—	4,950,634	—	4,950,634
Commercial Paper	—	86,882,979	—	86,882,979
Short-Term U.S. Government Obligations	—	28,764,613	—	28,764,613
Repurchase Agreement	—	16,484,918	—	16,484,918
Total Investments	$832,926,540	$668,211,040	$—	$1,501,137,580
Other Financial Instruments
Futures Contracts (J)	$58,757	$—	$—	$58,757
Total Other Financial Instruments	$58,757	$—	$—	$58,757
Transamerica Funds

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)	Fair valued as determined in good faith in accordance with TAM's procedures. At January 31, 2025, the total value of the securities is $45,733, representing less than 0.1% of the Fund’s net assets.
(C)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, the total value of 144A securities is $163,736,201, representing 11.7% of the
Fund's net assets.

(D)
Floating or variable rate security. The rate disclosed is as of January 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after January 31, 2025.
Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(G)
All or a portion of the security is on loan. The total value of the securities on loan is $302,518, collateralized by non-cash collateral, such as U.S.
government securities of $308,820. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(H)	Rate disclosed reflects the yield at January 31, 2025.
(I)
There were no transfers in or out of Level 3 during the period ended January 31, 2025. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

(J)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
RFUCC	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
Transamerica Funds

Transamerica Multi-Managed Balanced

NOTES TO SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica Multi-Managed Balanced (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at January 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Transamerica Funds

Transamerica Multi-Managed Balanced

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Funds